Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Provision for income taxes
Current tax - PRC	$ 295	$ 265	$ 236
Current tax - Macau	26
Deferred tax	154	108	(92)
Effective tax	$ 475	$ 373	$ 144